COMPREHENSIVE LOSS (Schedule of Changes in Noncontrolling Interests) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Changes in noncontrolling interests
Balance at beginning of period		$ 814		$ 6,401
Comprehensive loss attributable to non-controlling interests	[1]	(9)	[1]	(1,194)	[1]
Non-controlling interests reduction from deconsolidation		(805)		(4,393)
Balance at end of period				$ 814

[1]	Comprehensive loss attributable to non-controlling interests consisted solely of net loss.